OTHER FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2022	2021

Accrued payroll	$1,187	$1,397
Accrued legal and other	667	990
Lab rebate liabilities	325	466

Total accrued liabilities	$2,179	$2,853

Accrued expenses consist of the following (in thousands):

	December 31,
	2021	2020
Accrued payroll	$1,397	$1,025
Accrued legal and other	990	412
Lab rebate liabilities	466	300
Total accrued liabilities	$2,853	$1,737